Debt - Schedule of Warrants (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2026	Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Beginning balance	$ 0	$ 10,950,000	$ 0
Additions	9,910,000		9,910,000
Gain on remeasurement of warrants	1,040,000	(1,560,000)	1,040,000
Ending balance	$ 10,950,000	$ 9,390,000	$ 10,950,000